As filed with the Securities and Exchange Commission on February 25, 2005
                                    Investment Company Act file number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:  03/31

Date of reporting period: December 31, 2004

Item 1: Schedule of Investments

 INSTITUTIONAL DAILY INCOME FUND
 U.S. TREASURY PORTFOLIO
 STATEMENT OF NET ASSETS
 December 31, 2004
 (UNAUDITED)

                                                                                     Maturity      Current       Amortized
   Shares/Par     Security Description                                                 Date        Coupon          Cost
                                                                                       ----        ------          ----
  REPURCHASE AGREEMENTS (43.37%)
  ------------------------------------------------------------------------------------------------------------------------------
  $ 60,000,000.00 ANNALY MORTGAGE MANAGEMENT INC., PURCHASED 12/31/04,
                  DUE 1/03/05, REPURCHASE PROCEEDS AT MATURITY
                  $60,011,300.00 (COLLATERALIZED BY $101,389,356.00, GNMA,
                  3.375% TO 5.250%, DUE 06/20/31 TO 1/20/34, VALUE
                  $61,200,000.11)                                                    01/03/05      2.26 %        $ 60,000,000.00
    77,000,000.00 BANK OF AMERICA, PURCHASED 12/31/04, DUE 01/03/05,
                  REPURCHASE PROCEEDS AT MATURITY $77,010,267.67,
                  (COLLATERALIZED BY $78,101,000.00, U.S. TREASURY NOTE,
                  3.250%, DUE 01/15/2009, VALUE $78,540,339.35)                      01/03/05      1.60            77,000,000.00
    80,000,000.00 BEAR, STEARNS & CO., PURCHASED 12/31/04,
                  DUE 01/03/05, REPURCHASE PROCEEDS AT MATURITY $80,015,066.67
                  (COLLATERALIZED BY $124,881,746.00, GNMA, 2.875% TO 5.000%,
                  DUE 08/20/31 TO 01/15/34, VALUE $81,601,904.68)                    01/03/05      2.26            80,000,000.00
    75,000,000.00 JP MORGAN SECURITIES, INC., PURCHASED 12/31/04,
                  DUE 01/03/05, REPURCHASE PROCEEDS AT MATURITY $75,009,375.00,
                  (COLLATERALIZED BY $72,380,000.00, FNMA, 2.125% TO 6.625%,
                  DUE  09/15/05 TO 09/15/09, VALUE $59,411,405.69; FFCB,
                  3.875%, DUE 02/01/05, VALUE $ 10,017,107.91; FHLB, 5.125%,
                  DUE 03/06/06, VALUE $7,071,858.69)                                 01/03/05      1.50            75,000,000.00
    75,000,000.00 UBS PAINE WEBBER, PURCHASED 12/31/04, DUE 01/03/05,
                  REPURCHASE PROCEEDS AT MATURITY  $75,009,375.00,
                  (COLLATERALIZED BY $51,525,000.00, TREASURY BOND, 9.875%,
                  DUE 11/15/15,  VALUE $76,506,812.78)                               01/03/05      1.50            75,000,000.00

  ---------------                                                                                                ---------------
  $367,000,000.00 TOTAL REPURCHASE AGREEMENTS                                                                    $367,000,000.00
  ---------------                                                                                                ---------------

  U.S. GOVERNMENT OBLIGATIONS (56.05%)
  ------------------------------------------------------------------------------------------------------------------------------
  $185,000,000.00 U.S. TREASURY BILL, YTM 1.60%                                      01/06/05      0.00 %        $184,958,888.90
   100,000,000.00 U.S. TREASURY BILL, YTM 1.26%                                      01/27/05      0.00            99,909,722.22
    55,000,000.00 U.S. TREASURY BILL, YTM 1.79%                                      02/03/05      0.00            54,911,266.66
    60,000,000.00 U.S. TREASURY BILL, YTM 2.20%                                      04/14/05      0.00            59,625,766.67
    20,000,000.00 U.S. TREASURY BILL, YTM 2.28%                                      05/05/05      0.00            19,844,138.88
    15,000,000.00 U.S. TREASURY NOTE, YTM 1.21%                                      02/28/05      1.50            15,006,495.62
    10,000,000.00 U.S. TREASURY NOTE, YTM 1.29%                                      03/31/05      1.63            10,007,725.69
    30,000,000.00 U.S. TREASURY NOTE, YTM 1.53%                                      04/30/05      1.63            30,009,070.12
  ---------------                                                                                                ---------------
  $475,000,000.00 TOTAL U.S. GOVERNMENT OBLIGATIONS                                                              $474,273,074.76
  ---------------                                                                                                ---------------

                  Total Investments (99.42%)                                                                     $841,273,074.76
                  Net Cash (0.58%)                                                                                  4,919,208.89
                                                                                                                 ---------------
                  Net Assets (100.00%)                                                                           $846,192,283.65
                                                                                                                 ===============
                  Shares Outstanding :
                       Class A                                                                                    262,261,430.12
                                                                                                                 ===============
                       Class B                                                                                    583,932,020.19
                                                                                                                 ===============
                  NAV:
                       Class A                                                                                            $ 1.00
                                                                                                                 ===============
                       Class B                                                                                            $ 1.00
                                                                                                                 ===============

                  FFCB = Federal Farm Credit Bank
                  FHLB = Federal Home Loan Bank
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association
                  YTM  = Yield to Maturity

 INSTITUTIONAL DAILY INCOME FUND
 MONEY MARKET PORTFOLIO
 STATEMENT OF NET ASSETS
 December 31, 2004
 (UNAUDITED)

                                                                                     Maturity      Current       Amortized
   Shares/Par       Security Description                                               Date        Coupon          Cost
                                                                                       ----        ------          ----
ASSET BACK COMMERCIAL PAPER (31.91%)
--------------------------------------------------------------------------------------------------------------------------------
  $  15,000,000.00  CLIPPER RECEIVABLES CORPORATION, YTM 2.25%                       01/03/05      0.00   %      $ 14,998,125.00
     10,000,000.00  CXC LLC, YTM 2.01%                                               01/11/05      0.00             9,994,444.44
      5,000,000.00  GALAXY FUNDING INC, YTM 2.32%                                    02/18/05      0.00             4,984,600.00
     15,000,000.00  GOVCO INCORPORATED, YTM 2.36%                                    02/09/05      0.00            14,961,812.50
     15,000,000.00  GREYHAWK FUNDING, YTM 2.01%                                      01/14/05      0.00            14,989,166.67
     15,000,000.00  LOCKHART FUNDING LLC, YTM 2.05%                                  01/13/05      0.00            14,989,800.00
      5,000,000.00  LONG LANE MASTER TRUST, YTM 2.29%                                01/31/05      0.00             4,990,500.00
     15,000,000.00  MARKET STREET FUNDING, YTM 2.33%                                 01/20/05      0.00            14,981,633.33
     15,000,000.00  SIGMA FINANCE CORP., YTM 2.30%                                   02/18/05      0.00            14,954,200.00
     15,000,000.00  THREE RIVERS FUNDING CORPORATION, YTM 2.33%                      01/14/05      0.00            14,987,379.17
  ----------------                                                                                               ---------------
    125,000,000.00  TOTAL ASSET BACK COMMERCIAL PAPER                                                            $124,831,661.11
  ----------------                                                                                               ---------------

COMMERCIAL PAPER(3.87%)
--------------------------------------------------------------------------------------------------------------------------------
  $  15,195,000.00  LEXINGTON PARKER CAPITAL, YTM 2.33%                              02/11/05      0.00   %      $ 15,154,159.21
------------------                                                                                               ---------------
  $  15,195,000.00  TOTAL COMMERCIAL PAPER                                                                       $ 15,154,159.21
------------------                                                                                               ---------------

FLOATING RATE  SECURTITES (3.84%)
--------------------------------------------------------------------------------------------------------------------------------
  $  10,000,000.00  BANK OF AMERICA (A)                                              12/15/05      2.32   %      $ 10,000,000.00
      5,000,000.00  CATERPILLAR FINANCIAL SERVICES CORPORATION (B)                   07/09/05      2.18             5,000,000.00
------------------                                                                                               ---------------
  $   5,000,000.00  TOTAL FLOATING RATE  SECURTITES                                                              $ 15,000,000.00
------------------                                                                                               ---------------

FOREIGN COMMERICAL PAPER (14.80%)
--------------------------------------------------------------------------------------------------------------------------------
  $  15,000,000.00  ANZ DELAWARE INC., YTM 2.12%                                     02/02/05      0.00   %      $ 14,971,866.67
     18,000,000.00  BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.25%                  02/16/05      0.00            17,948,480.00
     15,000,000.00  DEPFA BANK PLC, YTM 2.01%                                        01/13/05      0.00            14,990,000.00
     10,000,000.00  SVENSKA HANDELSBANKEN, YTM 2.28%                                 02/23/05      0.00             9,966,654.17
------------------                                                                                               ---------------
  $  58,000,000.00  TOTAL FOREIGN COMMERICAL PAPER                                                               $ 57,877,000.84
------------------                                                                                               ---------------

LETTER OF CREDIT COMMERCIAL PAPER (3.79%)
--------------------------------------------------------------------------------------------------------------------------------
  $  15,000,000.00  BANCO BRADESCO S. A., YTM2.71%
                    LOC CALYON                                                       06/10/05      0.00   %      $ 14,822,000.00
------------------                                                                                               ---------------
  $  15,000,000.00  TOTAL LETTER OF CREDIT COMMERCIAL PAPER                                                      $ 14,822,000.00
------------------                                                                                               ---------------

LOAN PARTICIPATION (3.83 %)
--------------------------------------------------------------------------------------------------------------------------------
  $  15,000,000.00  EQUITABLE LIFE ASSURANCE SOCIETY
                    WITH JP MORGAN CHASE (C)                                         03/21/05      2.43   %      $ 15,000,000.00
------------------                                                                                               ---------------
  $  15,000,000.00  TOTAL LOAN PARTICIPATION                                                                     $ 15,000,000.00
------------------                                                                                               ---------------

OTHER NOTES (3.70%)
--------------------------------------------------------------------------------------------------------------------------------
  $   5,095,000.00  GREEN BAY AREA, WI (PUBLIC SCHOOL DISTRICT)                      09/30/05      2.45   %      $  5,095,000.00
      3,650,000.00  STATE OF NEW YORK GO - SERIES 2000C
                    LOC DEXIA CLF                                                    08/04/05      2.45             3,650,000.00
      2,205,000.00  TOWN OF MIDDLEBOROUGH, MA BAN - SERIES B, YTM 2.45%              09/30/05      2.60             2,207,399.04
      3,508,500.00  ULSTER COUNTY, NY BAN-SERIES 2004B, YTM 3.00%                    11/18/05      3.25             3,515,987.56
------------------                                                                                               ---------------
  $  14,458,500.00  TOTAL OTHER NOTES                                                                            $ 14,468,386.60
------------------                                                                                               ---------------

REPURCHASE AGREEMENT ( 15.34% )
--------------------------------------------------------------------------------------------------------------------------------
  $  60,000,000.00  JP MORGAN SECURITIES,INC., PURCHASED 12/31/04,
                    DUE 01/03/05, REPURCHASE PROCEEDS AT MATURITY $60,011,000.00
                    (COLLATERALIZED BY $63,800,000.00, GNMA, 3.750% TO 5.000%,
                    DUE 01/20/34 TO 08/15/34, VALUE $61,200,608.33)                  01/03/05      2.20   %      $ 60,000,000.00
------------------                                                                                               ---------------
  $  60,000,000.00  TOTAL REPURCHASE AGREEMENT                                                                   $ 60,000,000.00
------------------                                                                                               ---------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE (1.53%)
--------------------------------------------------------------------------------------------------------------------------------
  $   6,000,000.00  FEDERAL HOME LOAN BANK                                           06/08/05      2.02   %      $  6,000,000.00
------------------                                                                                               ---------------
  $   6,000,000.00  TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE                                                $  6,000,000.00
------------------                                                                                               ---------------

VARIABLE RATE DEMAND INSTRUMENTS (D) (15.69%)
--------------------------------------------------------------------------------------------------------------------------------
  $   1,435,000.00  AMERICAN MICRO PRODUCTS
                    LOC FIRSTAR BANK                                                 10/01/08      2.50   %      $  1,435,000.00
      2,325,000.00  ATLAS METAL INVESTMENT CORPORATION (SPECIAL PURPOSE ENTITY)
                    LOC FIFTH THIRD BANK                                             10/01/20      2.42             2,325,000.00
        705,000.00  AUTOMATED PACKAGING SYSTEMS
                    LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                      10/01/08      2.51               705,000.00
        970,000.00  BIG BROTHERS BIG SISTERS
                    LOC FIFTH THIRD BANK                                             12/01/20      2.42               970,000.00
      3,635,000.00  BRIARWOOD INVESTMENTS, LLC
                    COLLATERALIZED BY FEDERAL HOME LOAN BANK                         04/01/23      2.47             3,635,000.00
      6,750,000.00  CFM INTERNATIONAL INC. GUARANTEED NOTES - SERIES 1999A
                    LOC GENERAL ELECTRIC COMPANY                                     01/01/10      2.42             6,750,000.00
        360,000.00  CITY OF COLORADO SPRINGS ADJUSTABLE RATE
                    TAXABLE/CONVERTIBLE BONDS (GOODWILL INDUSTRIES)SERIES 1997B
                    LOC BANK ONE                                                     02/01/07      2.48               360,000.00
      1,400,000.00  CJ KREHBIEL CO.
                    LOC FIFTH THIRD BANK                                             10/01/10      2.42             1,400,000.00
      2,535,000.00  D.E.D.E. REALTY
                    LOC FIFTH THIRD BANK                                             12/01/11      2.42             2,535,000.00
      2,105,000.00  DELTA CAPITAL LLC - SERIES 96-B
                    LOC BANK ONE                                                     10/01/26      2.57             2,105,000.00
      1,195,000.00  DICKENSON PRESS, INC. - SERIES 1997
                    LOC FIRST MICHIGAN BANK                                          01/01/27      2.57             1,195,000.00
      2,435,000.00  ERIE COUNTY, NY IDA RB(NIAGARA-MARYLAND LLC PROJECT)
                    - SERIES 2003
                    LOC MANUFACTURERS AND TRADERS BANK AND TRUST CO.                 06/01/23      2.40             2,435,000.00
      2,885,000.00  EWING ENTERPRISE
                    LOC US BANK, N.A.                                                06/01/25      2.45             2,885,000.00
      1,240,000.00  FIRST METROPOLITAN TITLE COMPANY
                    LOC LASALLE NATIONAL BANK                                        05/01/24      2.57             1,240,000.00
      1,690,000.00  FRANK J.CATANZARO SONS AND DAUGHTERS
                    LOC FIRSTAR BANK                                                 01/01/15      2.45             1,690,000.00
      2,890,000.00  GOVERNOR'S VILLAGE LLC
                    LOC FIFTH THIRD BANK                                             03/01/20      2.42             2,890,000.00
      1,375,000.00  JOE HOLLAND CHEVROLET
                    LOC FIFTH THIRD BANK                                             07/01/24      2.42             1,375,000.00
      3,300,000.00  JPV CAPITAL LLC
                    LOC  MICHIGAN NATIONAL BANK                                      12/01/39      2.49             3,300,000.00
        400,000.00  JRB CORPORATION DEMAND NOTE
                    LOC OLD KENT BANK&TRUST CO.                                      07/01/26      2.57               400,000.00
      1,300,000.00  KISSEL HOLDINGS LLC
                    LOC FIRSTAR BANK                                                 12/01/20      2.45             1,300,000.00
        555,000.00  LABELLE CAPITAL FUNDING - SERIES A
                    LOC NATIONAL CITY BANK OF MICHIGAN / ILLINOIS                    09/01/26      2.52               555,000.00
      2,000,000.00  LAUREN COMPANY, LLC - SERIES 2003
                    LOC WELLS FARGO BANK, N.A.                                       07/01/33      2.52             2,000,000.00
        490,000.00  LRV ENTERPRISES, LLC
                    LOC FIRST OF AMERICA                                             09/01/21      2.58               490,000.00
      1,500,000.00  MAYFAIR VILLAGE RETIREMENT CENTER, INC., KY
                    (VARIABLE RATE TERM NOTES) - SERIES 1995
                    LOC PNC BANK, N.A.                                               05/15/09      2.42             1,500,000.00
        730,000.00  MISISSIPPI BUSINESS FINANCE CORPORATION IDRB
                    (ABTCO, INC. PROJECT) - SERIES 1997B
                    LOC AMSOUTH BANK                                                 06/01/10      2.47               730,000.00
      3,650,000.00  MISSISSIPPI BUSINESS FINANCE CORPORATION IDRB
                    (ABTCO, INC. PROJECT) - SERIES 1997B
                    LOC WACHOVIA BANK &TRUST CO., N.A.                               04/01/22      2.49             3,650,000.00
      2,515,000.00  MT. CARAMEL WEST MEDICAL OFFICE BUILDING
                    LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                      08/01/19      2.48             2,515,000.00
      1,050,000.00  SHEPHERD CAPITAL, LLC
                    LOC FIRST OF AMERICA                                             09/15/47      2.54             1,050,000.00
      1,600,000.00  TRENDWAY CORPORATION
                    LOC MICHIGAN NATIONAL BANK                                       12/01/26      2.57             1,600,000.00
      4,352,000.00  WASHINGTON STATE HFC NON-PROFIT HOUSING RB
                    (ROCKWOOD PROGRAM)-SERIES B (E)
                    LOC WELLS FARGO BANK, N.A.                                       01/01/30      2.60             4,352,000.00
      2,010,000.00  WHOLESOME GROUP
                    LOC FIFTH THIRD BANK                                             10/01/20      2.42             2,010,000.00
------------------                                                                                               ---------------
  $  61,382,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                                       $ 61,382,000.00
------------------                                                                                               ---------------

                                             Total Investments (98.30%)                                          $384,535,207.76

                                             Net Cash (1.70%)                                                       6,636,038.59
                                                                                                                 ---------------
                                             Net Assets (100.00%)                                                $391,171,246.35
                                                                                                                 ===============
                                             Shares Outstanding :
                                                  Class A                                                          64,941,638.75
                                                                                                                 ===============
                                                  Class B                                                         326,229,825.09
                                                                                                                 ===============
                                             NAV:
                                                  Class A                                                                   1.00
                                                                                                                 ===============
                                                  Class B                                                                   1.00
                                                                                                                 ===============

 FOOTNOTES:
 (A) The interest rate is adjusted daily based upon prime minus 2.95%
 (B) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.
 (C) The interest rate is adjusted monthly based upon one month LIBOR plus
     0.02%.
 (D) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.
 (E) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.

  GNMA = Government National Mortgage Association
  YTM  = Yield to Maturity


Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund


By (Signature and Title)*/s/Rosanne Holtzer
                         Rosanne Holtzer, Secretary


Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Steven W. Duff
                          Steven W. Duff, President

Date: February 25, 2005


By (Signature and Title)* /s/Anthony Pace
                          Anthony Pace, Treasurer

Date: February 25, 2005

* Print the name and title of each signing officer under his or her signature.